Basis of Presentation	12 Months Ended
Dec. 31, 2023
Basis of Presentation [Abstract]
Basis of Presentation
(1)	Basis of Presentation

The accounting and financial reporting policies of TrustCo Bank Corp NY (the Company or TrustCo), ORE Subsidiary Corp., Trustco Bank (referred to as Trustco Bank or the Bank), and its wholly owned subsidiaries, Trustco Realty Corporation, Trustco Insurance Agency, Inc., ORE Property, Inc. and its subsidiaries ORE Property One, Inc. and ORE Property Two, Inc. conform to general practices within the banking industry and are in conformity with U.S. generally accepted accounting principles.  A description of the more significant policies follows.

Consolidation

The consolidated financial statements of the Company include the accounts of the subsidiaries after elimination of all significant intercompany accounts and transactions.

Reverse Stock Split

Effective as of May 28, 2021, the Company completed a 1-for-5 reverse stock split (the “Reverse Stock Split”) of the Company’s issued and outstanding shares of common stock, par value $1.00 per share. Proportional adjustments were made to the Company’s issued and outstanding common stock and to the exercise price and number of shares issuable upon exercise of the options outstanding under the Company’s equity incentive plans, and the number of shares subject to restricted stock units under the Company’s equity incentive plans. No fractional shares of common stock were issued in connection with the Reverse Stock Split, and shareholders received cash in lieu of any fractional shares. All references herein to common stock and per share data for all periods presented in the consolidated financial statements and notes thereto, have been retrospectively adjusted to reflect the Reverse Stock Split.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Securities Available for Sale and Held to Maturity (Debt Securities)

Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax. Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are generally amortized on the level-yield method without anticipating prepayments. Premiums on callable debt securities are amortized to their earlier call date. Discounts are amortized to maturity date. Gains and losses are recorded on the trade date and determined using the specific identification method.

A debt security is placed on non-accrual status at the time any principal or interest payments become 90 days delinquent. Interest accrued but not received for a security placed on non-accrual is reversed against interest income.

The Company measures expected credit losses on securities held to maturity debt on a collective basis. Accrued interest receivable on held to maturity debt securities is excluded from the estimate of credit losses. The estimate of expected credit losses considers nature of the Issuer, historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts. Based on the nature of the issuer, there is no allowance for credit losses on held to maturity securities.

The Company evaluates securities available for sale in an unrealized loss position for other than temporary impairment (“OTTI”) by first assessing whether it intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For available for sale debt securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, the Company considers the extent to which fair value is less than amortized cost, any changes to the rating of security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income. Additional discussion of OTTI is included in Note 3 of the consolidated financial statements.

Federal Reserve Bank of New York (Reserve Bank) and Federal Home Loan Bank (FHLB) stock

The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Dividends are reported as income.  The Bank was also a member of the Federal Reserve Bank of New York until it discontinued its membership in 2020 and the Reserve Bank stock was redeemed.  Prior to the stock redemption, the Reserve Bank stock was carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Any dividends received were reported as income.

Loans

Loans that management has the intent and ability to hold for the near future or until maturity or payoff are reported at amortized cost net of allowance for credit losses on loans. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Interest income is accrued on unpaid principal balances.  Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income from mortgage and commercial loans is discontinued and placed on non-accrual status at the time the loan is 90 days delinquent. Non-accrual loans are individually reviewed and charged off at 180 days past due. Commercial loans are charged off to the extent principal or interest is deemed uncollectible. In all cases, loans are placed on non-accrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not received for loans placed on non-accrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Under the cost-recovery method, interest income is not recognized until the loan balance is reduced to zero. Under the cash-basis method, interest income is recorded when the payment is received in cash. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought to current and future payments are reasonably assured.

Allowance for Credit Losses on Loans

The allowance for credit losses on loans (“ACLL”) is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. Loans are charged off against the allowance when management believes the uncollectibility of the loan balance is confirmed. Expected recoveries are not to exceed the aggregate of amounts previously charged-off and expected to be charged-off. Accrued interest receivable is excluded from the estimate of credit losses.

The level of the ACLL represents management’s estimate of expected credit losses over the expected life of the loans at the balance sheet date. The Company uses the Discounted Cash Flow method to determine the historical loss experience using the probability of default and loss given default approach. The level of the ACLL is based on management’s ongoing review of all relevant information, from internal and external sources, relating to past and current events, utilizing an 8-quarter reasonable and supportable forecast period with immediate reversion. Management has determined unemployment rates for key metropolitan areas in New York and Florida as its primary economic indicator to be utilized for the forecast. Management also considers other economic indicators are considered as a part of the qualitative framework. The ACLL reserve is overlaid with qualitative considerations for changes in underwriting standards, portfolio mix, delinquency levels, or economic conditions such as changes in the consumer pricing index (“CPI”), property values, and gross metro product to make adjustments to historical loss information (“qualitative factors”). The determination of qualitative factors involves significant judgement and subjective measurement.

The ACLL is measured on a collective (pool) basis when similar risk characteristics exist. The Company evaluates its risk characteristics of loans based on regulatory call report code with sub-segmentation based on geographic territory (New York and Florida). Risk characteristics relevant to each portfolio segment are as follows:

Commercial:  Commercial real estate loans and other commercial loans are made based primarily on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower.  Commercial real estate collateral is generally located within the Bank’s geographic territories; while collateral for non‑real estate secured commercial loans is typically accounts receivable, inventory, and/or equipment.  Repayment is primarily dependent upon the borrower’s ability to service the debt based upon cash flows generated from the underlying business.  Additional support involves liquidation of the pledged collateral and enforcement of a personal guarantee, if a guarantee is obtained.

Residential real estate:  Residential real estate loans, including first mortgages, home equity loans and home equity lines of credit, are collateralized by first or second liens on one‑to‑four family residences generally located within the Bank’s market areas.  Proof of ownership title, clear mortgage title, and hazard insurance coverage are normally required.

Installment:  The Company’s installment loans are primarily made up of installment loans, personal lines of credit, as well as secured and unsecured credit cards.  The installment loans represent a relatively small portion of the loan portfolio and are primarily used for personal expenses and are secured by automobiles, equipment and other forms of collateral, while personal lines of credit are unsecured as are most credit card loans.

Loans that do not share risk characteristics are evaluated on an individual basis, which the Company has determined are non-accrual loans that have been delinquent 180 days or greater, commercial non-accrual loans and loans identified as loan modifications. Loans evaluated individually are not also included in the collective evaluation. Estimates of specific allowance may be determined by the present value of anticipated future cash flows or the loan’s observable fair market value, or the fair value of the collateral less costs to sell, if the loan is collateral dependent. However, for collateral dependent loans, the amount of the amortized cost in a loan that exceeds the fair value of the collateral is charged-off against the allowance for credit losses on loans in lieu of an allocation of a specific allowance amount when such an amount has been identified definitively as uncollectible.

A loan for which terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, is considered a loan modification. In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the near future without the modification.  This evaluation is performed under the Company’s underwriting policy.  Generally, the modification of the terms of loans was the result of the borrower filing for bankruptcy protection.  Chapter 13 bankruptcies generally include the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order.  In the case of Chapter 7 bankruptcies, even though there was no modification of terms, the borrowers’ debt to the Company was discharged and they may not reaffirm the debt.

Loan modifications that have subsequently defaulted have the underlying collateral evaluated at the time these loans were identified as loan modifications, and a charge-off was taken at that time, if necessary.  Collateral values on these loans are reviewed for collateral sufficiency on a quarterly basis.

The allowance for unfunded commitments is maintained at a level by the Company determined to be sufficient to absorb expected lifetime losses related to unfunded credit facilities (including unfunded loan commitments and letters of credit). The allowance for unfunded commitments is recorded as a separate liability and is included with Accrued expenses and other liabilities on the consolidated statements of condition. Changes in the reserve are recorded through the provision for credit losses on the consolidated statements of income.

Prior to the adoption of CECL, the Company calculated the allowance for loan losses under the incurred loss methodology.

Bank Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed on either the straight‑line or accelerated methods over the remaining useful lives of the assets; generally 20 to 40 years for buildings, 3 to 7 years for furniture and equipment, and the shorter of the estimated life of the asset or the lease term for leasehold improvements.

Other Real Estate Owned

Assets that are acquired through or instead of foreclosure are initially recorded at fair value less costs to sell.  These assets are subsequently accounted for at the lower of cost or fair value less costs to sell.  Subsequent write downs and gains and losses on sale are included in noninterest expense.  Operating costs after acquisition are also included in noninterest expense.  At December 31, 2023 and 2022, there were $194 thousand and $2.1 million, respectively, of other real estate owned included in the category of Other Assets in the accompanying Consolidated Statements of Condition.

Income Taxes

Deferred taxes are recorded for the future tax consequences of events that have been recognized in the financial statements or tax returns based upon enacted tax laws and rates.  Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not.  The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination.  For tax positions not meeting the “more likely than not” test, no benefit is recorded.

Dividend Restrictions

The Company’s ability to pay dividends to its shareholders is dependent upon the ability of the Bank to pay dividends to the Company.  The payment of dividends by the Bank to the Company is subject to continued compliance with minimum regulatory capital requirements and the filing of notices with the Bank’s and the Company’s regulators.  The Bank’s primary regulator may disapprove a dividend if: the Bank would be undercapitalized following the distribution; the proposed capital distribution raises safety and soundness concerns; or the capital distribution would violate a prohibition contained in any statue, regulation, or agreement between the Bank and a regulator or a condition imposed in a previously approved application or notice. Currently the Bank meets the regulatory definition of a well-capitalized institution.  During 2024, the Bank could declare dividends of approximately $99.8 million plus any 2024 net profits retained to the date of the dividend declaration.

Benefit Plans

The Company has a defined benefit pension plan covering substantially all of its employees who participated in the plan before it  was frozen as of December 31, 2006.  The benefits are based on years of service and the employee’s compensation.

The Company has a postretirement benefit plan that permits retirees under age 65 to participate in the Company’s medical plan by which retirees pay all of their premiums.

Under certain employment contracts with selected executive officers, the Company is obligated to provide postretirement benefits to these individuals once they attain certain vesting requirements.

The Company recognized in the Consolidated Statement of Condition the funded status of the pension plan and postretirement benefit plan with an offset, net of tax, recorded in accumulated other comprehensive income (loss).

Stock-Based Compensation Plans

The Company has stock-based compensation plans for employees and directors.  Compensation cost is recognized for stock options and restricted stock awards issued to employees and directors based on the fair value of these awards at the date of grant.  A Black-Scholes model is utilized to estimate the fair value of stock options while, for restricted stock awards, the fair value of the Company’s common stock at the date of grant is used.

Compensation cost for stock options and restricted stock awards to be settled in stock are recognized over the required service period generally defined as the vesting period.  The expense is recognized over the shorter of each award’s vesting period or the retirement date for any awards that vest immediately upon eligible retirement.

Awards to be settled in cash based on the fair value of the Company’s stock at vesting are treated as liability based awards.

Compensation costs for liability based awards are re‑measured at each reporting date and recognized over the vesting period.  For awards with performance based conditions, compensation cost is recognized over the performance period based on the Company’s expectation of the likelihood of meeting the specific performance criteria.

Earnings Per Share

Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period.  All outstanding unvested share‑based payment awards that contain rights to non‑forfeitable dividends are considered participating securities for this calculation.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.  At December 31, 2023, 2022, and 2021, the Company did not have any unvested awards that would be considered participating securities.

Segment Reporting

The Company’s operations are exclusively in the financial services industry and include the provision of traditional banking services.  Management evaluates the performance of the Company based on only one business segment, that of community banking.  The Company operates primarily in the geographical region of Upstate New York with branches also in Florida and the mid‑Hudson valley region of New York.  In the opinion of management, the Company does not have any other reportable segments as defined by “Accounting Standards Codification” (ASC) Topic 280, “Disclosure about Segments of an Enterprise and Related Information.”

Cash and Cash Equivalents

The Company classifies cash on hand, cash due from banks, Federal Funds sold, and other short-term investments as cash and cash equivalents for disclosure purposes.

Trust Assets

Assets under management with the Trustco Financial Services Department are not included in the Company’s consolidated financial statements because Trustco Financial Services holds these assets in a fiduciary capacity.

Comprehensive Income

Comprehensive income represents the sum of net income and items of other comprehensive income or loss, which are reported directly in shareholders’ equity, net of tax, such as the change in net unrealized gain or loss on securities available for sale and changes in the funded position of the pension and postretirement benefit plans.  Accumulated other comprehensive income or loss, which is a component of shareholders’ equity, represents the net unrealized gain or loss on securities available for sale, net of tax and the funded position in the Company’s pension plan and postretirement benefit plans, net of tax.

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 13.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect these estimates.

Recently Adopted Accounting Standards

On January 1, 2022, the Company adopted ASU 2016-13, “Financial Instruments - Credit Losses” (referred to as “CECL” and as Accounting Standards Codification Topic 326 (“ASC 326”)), which amended existing guidance to replace current generally accepted accounting principles used to measure a reporting entity’s credit losses.  The main objective of this update is to provide financial statement users with enhanced financial disclosures for more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date.  To achieve this objective, the amendments in this update replace the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.  The allowance for credit losses on loans is a valuation account that is deducted from, or added to, the loans’ amortized cost basis to present the net, lifetime amount expected to be collected on the loans. The measurement of expected credit losses under the CECL methodology applies to financial assets measured at amortized cost including loan receivables and held to maturity debt securities.   The update also applies to off-balance sheet exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees and other similar instruments).

In addition, CECL made changes to the accounting for available for sale securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available for sale debt securities that management does not intend to sell or believes that it is more likely than not they will be required to sell.

The Company adopted CECL using the modified retrospective method for all financial assets measured at amortized cost and off-balance-sheet credit exposures. Results for reporting periods beginning after January 1, 2022 are presented under CECL while prior period amounts continue to be reported in accordance with previous applicable GAAP. On the adoption date, the Company increased the allowance for credit losses on loans by $2.4 million and increased the allowance for credit losses for unfunded commitments by $2.3 million (included in Accrued expenses and other liabilities). The Company recorded a net decrease to undivided profits of $3.5 million, net of $1.2 million in deferred tax balances as of January 1, 2022 for the cumulative effect of adopting CECL.

The Company did not record an allowance for credit losses as of January 1, 2022 on its securities available for sale or held to maturity.

The impact of the January 1, 2022 adoption entry is summarized in the table below:

(in thousands)	December 31, 2021 Pre-CECL Adoption	Impact of Adoption	January 1, 2022 Post-CECL Adoption
Assets:
Allowance for credit losses on loans	$44,267	$2,353	$46,620
Allowance for credit losses on securities	-	-	-
Liabilities and shareholders’ equity:
Other liabilities (ACL unfunded loan commitments)	18	2,335	2,353
Tax Effect, net (included in other assets)	-	(1,218)	-
Total	44,285	3,470	48,973

Undivided Profits	$349,056	$(3,470)	$345,586

ASU 2022-02 - Financial Instruments - Credit Losses (Topic 326) Troubled Debt Restructurings and Vintage Disclosures: In March 2022, FASB issued ASU 2022-02 - Financial Instruments - Credit Losses (Topic 326) Troubled Debt Restructuring and Vintage Disclosures. ASU 2022-02 eliminates the accounting guidance for TDRs by creditors in Subtopic 310-40, Receivables - Troubled Debt Restructurings by Creditors, while enhancing disclosure requirements for certain loan refinancing and restructurings by creditors when a borrower is experiencing financial difficulty. Additionally, the amendments in this ASU require that public business entities disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments - Credit Losses -Measured at Amortized Cost. For entities, like TrustCo, that have adopted the amendments in ASU 2016-13, the amendments in this ASU are effective for fiscal years beginning after December 15, 2022, including interim periods within those years. Early adoption was permitted, including adoption in an interim period. An entity may have elected to adopt the loan modification guidance and related disclosure enhancements separately from the amendments related to vintage disclosures. The Company adopted the ASU on January 1, 2023 using the prospective approach and the adoption did not have a material impact to the Company, however, disclosures were modified for the new guidance.